COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES.
Capital expenditures to be paid in the future	$ 540	$ 681